Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Fees	Total Payments
Total	$ 3,380,700	$ 443,548	$ 3,824,248
UNITED STATES | U.S. federal government
Total	$ 3,380,700	$ 443,548	$ 3,824,248